Inventories (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventories
Raw materials	280,257	216,509
Work-in-progress	48,357	24,948
Finished goods	601,523	489,178
Total	930,137	730,635
Inventory written down expense	171,165	386,623	182,735